Significant Accounting Policies (Details Text)	1 Months Ended	12 Months Ended		40 Months Ended
	Aug. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Significant Accounting Policies (Details Text)
The projected average loss ratio		39.40%
The projected average loss ratio - Extended Guarantee segment		23.80%
The projected average loss ratio - For the elementary lines		57.12%
The average reinsurance projected in the study, calculated on the basis of reported claims		7.14%
Expected dividend as percentage, share options granted		30.00%
For financial companies, financial company equivalent and of the insurance industry
Significant Accounting Policies (Details Text)
Applicable tax rate	15.00%
Changed according to Law no 13,169/15
Significant Accounting Policies (Details Text)
Applicable tax rate				20.00%
Returning to the rate
Significant Accounting Policies (Details Text)
Applicable tax rate		15.00%
For the other companies
Significant Accounting Policies (Details Text)
Applicable tax rate		9.00%
Income tax
Significant Accounting Policies (Details Text)
Applicable tax rate		15.00%
Surcharge
Significant Accounting Policies (Details Text)
Applicable tax rate		10.00%
Net income is distributed to the consortium's members
Significant Accounting Policies (Details Text)
Consortium		50.00%
Remaining monthly income is retained by the lead insurer over the year and transferred to the members of the consortium at the start of the following year
Significant Accounting Policies (Details Text)
Consortium		50.00%
The mathematical reserve for unvested benefits (PMBAC)
Significant Accounting Policies (Details Text)
Discount rate		3.90%	4.00%	4.00%
The mathematical reserve of benefits granted (PMBC)
Significant Accounting Policies (Details Text)
Discount rate		3.90%	4.00%	4.00%
Other provisions
Significant Accounting Policies (Details Text)
Discount rate		3.90%	4.00%	4.00%
The right to receive a minimum dividend per share
Significant Accounting Policies (Details Text)
Expenditure on maintenance and repairs of property and equipment items is recognized as an asset when it is probable that future economic benefits associated with the items will flow to the Organization		one year
The estimated useful life of software		two to five years
Projected costs cover		five-year
Deferred tax assets on income tax and social contribution losses		30.00%
Minimum dividend per share		10.00%
Of the annual net income, in accordance with the the Company’s Bylaws
Significant Accounting Policies (Details Text)
Expected dividend as percentage, share options granted			30.00%
Bigger than
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate		20.00%
Less than
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate		50.00%
Participation in the management of the investee or representations on its Board of Directors, providing it has executive power; i.e. voting power
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate		20.00%